Deposits and Subordinated Debt - Summary of Deposits (Detail) - CAD ($) $ in Millions	Apr. 30, 2022	Jan. 31, 2022	Oct. 31, 2021
Disclosure Of Deposits [Line Items]
Interest bearing	$ 58,917
Non-interest bearing	98,726
Payables after notice	270,954
Payable on a fixed date	285,117
Total	713,714	$ 704,949	$ 685,631
Canada [member]
Disclosure Of Deposits [Line Items]
Interest bearing	48,833
Non-interest bearing	87,139
Payables after notice	131,586
Payable on a fixed date	195,802
Total	463,360		427,316
United States [member]
Disclosure Of Deposits [Line Items]
Interest bearing	9,645
Non-interest bearing	11,513
Payables after notice	137,984
Payable on a fixed date	61,437
Total	220,579		232,830
Other countries [member]
Disclosure Of Deposits [Line Items]
Interest bearing	439
Non-interest bearing	74
Payables after notice	1,384
Payable on a fixed date	27,878
Total	29,775		25,485
Banks [Member]
Disclosure Of Deposits [Line Items]
Interest bearing	3,809
Non-interest bearing	2,184
Payables after notice	1,046
Payable on a fixed date	19,562
Total	26,601		26,611
Business and governments [member]
Disclosure Of Deposits [Line Items]
Interest bearing	50,030
Non-interest bearing	57,235
Payables after notice	144,638
Payable on a fixed date	212,266
Total	464,169		442,248
Individuals [Member]
Disclosure Of Deposits [Line Items]
Interest bearing	5,078
Non-interest bearing	39,307
Payables after notice	125,270
Payable on a fixed date	53,289
Total	$ 222,944		$ 216,772